Supplemental information - Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental information
Accounts receivable	$ 36,961	$ (55,567)
Crude oil inventory	(5,927)	16,639
Prepaid expenses	21,698	(3,090)
Accounts payable and accrued liabilities	45,355	45,040
Income taxes payable	(90,591)	(185,030)
Dividends payable	(18,521)	2,294
Working capital assumed in acquisitions	(36,556)
Working capital disposed	3,744
Foreign exchange	(2,893)	9,985
Changes in non-cash working capital	(46,730)	(169,729)
Changes in non-cash operating working capital	(4,104)	(182,698)
Changes in non-cash investing working capital	(40,360)	10,213
Changes in non-cash financing working capital	(2,266)	2,756
Changes in non-cash working capital	$ (46,730)	$ (169,729)